UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments

Prudential QMA Stock Index Fund

Schedule of Investments

as of June 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.6%
Boeing Co. (The)	32,384	$4,205,710
General Dynamics Corp.	15,512	2,159,891
Honeywell International, Inc.	40,915	4,759,233
L-3 Communications Holdings, Inc.	4,200	616,098
Lockheed Martin Corp.	14,156	3,513,094
Northrop Grumman Corp.	9,748	2,166,785
Raytheon Co.	15,944	2,167,587
Rockwell Collins, Inc.(a)	7,363	626,886
Textron, Inc.	14,134	516,739
TransDigm Group, Inc.*(a)	2,600	685,594
United Technologies Corp.	41,740	4,280,437

		25,698,054

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	7,700	571,725
Expeditors International of Washington, Inc.	9,800	480,592
FedEx Corp.	13,616	2,066,636
United Parcel Service, Inc. (Class B Stock)	36,900	3,974,868

		7,093,821

Airlines — 0.5%
Alaska Air Group, Inc.	5,900	343,911
American Airlines Group, Inc.	31,900	903,089
Delta Air Lines, Inc.	41,200	1,500,916
Southwest Airlines Co.	33,874	1,328,200
United Continental Holdings, Inc.*	18,500	759,240

		4,835,356

Auto Components — 0.3%
BorgWarner, Inc.	10,700	315,864
Delphi Automotive PLC (United Kingdom)	14,700	920,220
Goodyear Tire & Rubber Co. (The)	13,771	353,364
Johnson Controls, Inc.	34,556	1,529,448

		3,118,896

Automobiles — 0.5%
Ford Motor Co.	207,338	2,606,239
General Motors Co.	74,600	2,111,180
Harley-Davidson, Inc.(a)	9,600	434,880

		5,152,299

Banks — 5.0%
Bank of America Corp.	550,595	7,306,396
BB&T Corp.	42,358	1,508,368
Citigroup, Inc.	156,515	6,634,671
Citizens Financial Group, Inc.	26,200	523,476
Comerica, Inc.	9,261	380,905
Fifth Third Bancorp	39,373	692,571
Huntington Bancshares, Inc.	41,929	374,845
JPMorgan Chase & Co.	195,793	12,166,577
KeyCorp	43,235	477,747
M&T Bank Corp.	8,400	993,132
People’s United Financial, Inc.(a)	15,000	219,900
PNC Financial Services Group, Inc. (The)	26,902	2,189,554
Regions Financial Corp.	66,774	568,247
SunTrust Banks, Inc.	26,283	1,079,706
U.S. Bancorp	87,095	3,512,541

Wells Fargo & Co.	245,916	11,639,204
Zions Bancorporation	9,100	228,683

		50,496,523

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)	5,730	571,625
Coca-Cola Co. (The)	207,464	9,404,343
Constellation Brands, Inc. (Class A Stock)	9,500	1,571,300
Dr. Pepper Snapple Group, Inc.	10,100	975,963
Molson Coors Brewing Co. (Class B Stock)	9,694	980,354
Monster Beverage Corp.*	7,350	1,181,219
PepsiCo, Inc.	77,151	8,173,377

		22,858,181

Biotechnology — 2.8%
AbbVie, Inc.	85,474	5,291,695
Alexion Pharmaceuticals, Inc.*	12,000	1,401,120
Amgen, Inc.	40,146	6,108,214
Biogen, Inc.*	11,770	2,846,221
Celgene Corp.*	41,900	4,132,597
Gilead Sciences, Inc.	72,300	6,031,266
Regeneron Pharmaceuticals, Inc.*	4,250	1,484,228
Vertex Pharmaceuticals, Inc.*	13,200	1,135,464

		28,430,805

Building Products — 0.1%
Allegion PLC	5,233	363,327
Fortune Brands Home & Security, Inc.	6,600	382,602
Masco Corp.	17,026	526,785

		1,272,714

Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	3,000	422,310
Ameriprise Financial, Inc.	9,171	824,014
Bank of New York Mellon Corp. (The)	57,238	2,223,696
BlackRock, Inc.	6,700	2,294,951
Charles Schwab Corp. (The)	63,311	1,602,402
E*TRADE Financial Corp.*	13,520	317,585
Franklin Resources, Inc.	19,742	658,791
Goldman Sachs Group, Inc. (The)	20,800	3,090,464
Invesco Ltd.	21,100	538,894
Legg Mason, Inc.	5,300	156,297
Morgan Stanley	80,236	2,084,531
Northern Trust Corp.	11,162	739,594
State Street Corp.	20,862	1,124,879
T. Rowe Price Group, Inc.	13,400	977,798

		17,056,206

Chemicals — 1.9%
Air Products & Chemicals, Inc.	10,632	1,510,169
CF Industries Holdings, Inc.(a)	11,900	286,790
Dow Chemical Co. (The)	59,236	2,944,622
E.I. du Pont de Nemours & Co.	46,144	2,990,131
Eastman Chemical Co.	7,886	535,459
Ecolab, Inc.	14,282	1,693,845
FMC Corp.	7,000	324,170
International Flavors & Fragrances, Inc.(a)	4,375	551,556
LyondellBasell Industries NV (Class A Stock)	18,600	1,384,212
Monsanto Co.	23,584	2,438,822
Mosaic Co. (The)(a)	17,100	447,678

PPG Industries, Inc.	14,448	1,504,759
Praxair, Inc.	15,408	1,731,705
Sherwin-Williams Co. (The)	4,316	1,267,480

		19,611,398

Commercial Services & Supplies — 0.4%
Cintas Corp.	4,800	471,024
Pitney Bowes, Inc.	9,625	171,325
Republic Services, Inc.	12,475	640,092
Stericycle, Inc.*	4,600	478,952
Tyco International PLC	22,000	937,200
Waste Management, Inc.	22,413	1,485,310

		4,183,903

Communications Equipment — 1.0%
Cisco Systems, Inc.	267,344	7,670,099
F5 Networks, Inc.*	3,500	398,440
Harris Corp.	6,900	575,736
Juniper Networks, Inc.	18,600	418,314
Motorola Solutions, Inc.	8,116	535,413

		9,598,002

Construction & Engineering — 0.1%
Fluor Corp.	6,974	343,679
Jacobs Engineering Group, Inc.*	6,700	333,727
Quanta Services, Inc.*	7,800	180,336

		857,742

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	3,500	672,000
Vulcan Materials Co.	7,300	878,628

		1,550,628

Consumer Finance — 0.7%
American Express Co.	43,259	2,628,417
Capital One Financial Corp.	28,066	1,782,472
Discover Financial Services	22,018	1,179,945
Navient Corp.	16,792	200,664
Synchrony Financial*	44,365	1,121,547

		6,913,045

Containers & Packaging — 0.3%
Avery Dennison Corp.	4,768	356,408
Ball Corp.(a)	7,564	546,801
International Paper Co.	21,584	914,730
Owens-Illinois, Inc.*	8,200	147,682
Sealed Air Corp.	9,736	447,564
WestRock Co.	13,633	529,915

		2,943,100

Distributors — 0.1%
Genuine Parts Co.	8,199	830,149
LKQ Corp.*	14,400	456,480

		1,286,629

Diversified Consumer Services
H&R Block, Inc.	10,120	232,760

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	99,800	14,450,042
CME Group, Inc.	18,100	1,762,940
Intercontinental Exchange, Inc.	6,488	1,660,668
Leucadia National Corp.	15,900	275,547
Moody’s Corp.	9,376	878,625
Nasdaq, Inc.	5,900	381,553
S&P Global, Inc.	14,200	1,523,092

		20,932,467

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	329,193	14,224,430
CenturyLink, Inc.	28,208	818,314
Frontier Communications Corp.	55,060	271,996
Level 3 Communications, Inc.*	15,500	798,095
Verizon Communications, Inc.	218,033	12,174,963

		28,287,798

Electric Utilities — 2.1%
American Electric Power Co., Inc.	26,391	1,849,745
Duke Energy Corp.	37,039	3,177,576
Edison International	17,362	1,348,507
Entergy Corp.	9,615	782,180
Eversource Energy	17,300	1,036,270
Exelon Corp.	48,912	1,778,440
FirstEnergy Corp.	22,077	770,708
NextEra Energy, Inc.	24,772	3,230,269
PG&E Corp.	26,153	1,671,700
Pinnacle West Capital Corp.	5,700	462,042
PPL Corp.	35,652	1,345,863
Southern Co. (The)	48,915	2,623,311
Xcel Energy, Inc.	27,183	1,217,255

		21,293,866

Electrical Equipment — 0.5%
Acuity Brands, Inc.	2,400	595,104
AMETEK, Inc.	12,800	591,744
Eaton Corp. PLC	24,393	1,456,994
Emerson Electric Co.	34,050	1,776,048
Rockwell Automation, Inc.	7,263	833,938

		5,253,828

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	16,500	945,945
Corning, Inc.	55,797	1,142,723
FLIR Systems, Inc.	6,300	194,985
TE Connectivity Ltd. (Switzerland)	19,400	1,107,934

		3,391,587

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	23,245	1,049,047
Diamond Offshore Drilling, Inc.	2,800	68,124
FMC Technologies, Inc.*	11,300	301,371
Halliburton Co.	45,022	2,039,046
Helmerich & Payne, Inc.	6,100	409,493
National Oilwell Varco, Inc.	19,900	669,635
Schlumberger Ltd.	73,872	5,841,798
Transocean Ltd.	17,000	202,130

		10,580,644

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	23,608	3,707,400

CVS Health Corp.	57,999	5,552,824
Kroger Co. (The)	51,868	1,908,224
Sysco Corp.	28,180	1,429,853
Wal-Mart Stores, Inc.	82,526	6,026,049
Walgreens Boots Alliance, Inc.	46,578	3,878,550
Whole Foods Market, Inc.	16,300	521,926

		23,024,826

Food Products — 1.8%
Archer-Daniels-Midland Co.	31,159	1,336,409
Campbell Soup Co.	9,647	641,815
ConAgra Foods, Inc.	22,843	1,092,124
General Mills, Inc.	31,944	2,278,246
Hershey Co. (The)	7,916	898,387
Hormel Foods Corp.	13,700	501,420
J.M. Smucker Co. (The)	6,700	1,021,147
Kellogg Co.	13,670	1,116,155
Kraft Heinz Co. (The)	31,855	2,818,530
McCormick & Co., Inc.	6,500	693,355
Mead Johnson Nutrition Co.	10,065	913,399
Mondelez International, Inc. (Class A Stock)	83,266	3,789,436
Tyson Foods, Inc. (Class A Stock)	16,400	1,095,356

		18,195,779

Gas Utilities
AGL Resources, Inc.	6,830	450,575

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	77,574	3,049,434
Baxter International, Inc.	28,474	1,287,594
Becton, Dickinson and Co.	11,481	1,947,063
Boston Scientific Corp.*	70,172	1,639,920
C.R. Bard, Inc.	4,112	966,978
DENTSPLY SIRONA, Inc.	12,500	775,500
Edwards Lifesciences Corp.*	11,600	1,156,868
Hologic, Inc.*	13,200	456,720
Intuitive Surgical, Inc.*	2,050	1,355,890
Medtronic PLC	75,115	6,517,729
St. Jude Medical, Inc.	15,164	1,182,792
Stryker Corp.	17,000	2,037,110
Varian Medical Systems, Inc.*	5,200	427,596
Zimmer Biomet Holdings, Inc.	9,911	1,193,086

		23,994,280

Health Care Providers & Services — 2.7%
Aetna, Inc.	18,944	2,313,631
AmerisourceBergen Corp.	10,500	832,860
Anthem, Inc.	14,200	1,865,028
Cardinal Health, Inc.	17,273	1,347,467
Centene Corp.*	9,100	649,467
Cigna Corp.	13,891	1,777,909
DaVita HealthCare Partners, Inc.*	9,200	711,344
Express Scripts Holding Co.*	33,670	2,552,186
HCA Holdings, Inc.*	16,400	1,262,964
Henry Schein, Inc.*	4,400	777,920
Humana, Inc.	8,110	1,458,827
Laboratory Corp. of America Holdings*	5,600	729,512
McKesson Corp.	12,226	2,281,983
Patterson Cos., Inc.	4,400	210,716
Quest Diagnostics, Inc.	7,700	626,857

UnitedHealth Group, Inc.	51,048	7,207,977
Universal Health Services, Inc. (Class B Stock)	5,000	670,500

		27,277,148

Health Care Technology — 0.1%
Cerner Corp.*	15,800	925,880

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	22,700	1,003,340
Chipotle Mexican Grill, Inc.*	1,740	700,802
Darden Restaurants, Inc.	6,353	402,399
Marriott International, Inc. (Class A Stock)(a)	10,470	695,836
McDonald’s Corp.	47,230	5,683,658
Royal Caribbean Cruises Ltd.(a)	9,100	611,065
Starbucks Corp.	78,100	4,461,072
Starwood Hotels & Resorts Worldwide, Inc.	8,800	650,760
Wyndham Worldwide Corp.	6,351	452,382
Wynn Resorts Ltd.	4,600	416,944
Yum! Brands, Inc.	21,964	1,821,255

		16,899,513

Household Durables — 0.5%
D.R. Horton, Inc.	16,000	503,680
Garmin Ltd.	6,200	263,004
Harman International Industries, Inc.	3,700	265,734
Leggett & Platt, Inc.	7,400	378,214
Lennar Corp. (Class A Stock)	9,800	451,780
Mohawk Industries, Inc.*	3,600	683,136
Newell Rubbermaid, Inc.	24,427	1,186,419
PulteGroup, Inc.	16,911	329,595
Whirlpool Corp.	4,085	680,725

		4,742,287

Household Products — 2.0%
Church & Dwight Co., Inc.	6,800	699,652
Clorox Co. (The)	6,932	959,320
Colgate-Palmolive Co.	48,160	3,525,312
Kimberly-Clark Corp.	19,416	2,669,312
Procter & Gamble Co. (The)	142,123	12,033,554

		19,887,150

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	34,800	434,304
NRG Energy, Inc.	14,800	221,852

		656,156

Industrial Conglomerates — 2.5%
3M Co.	32,198	5,638,514
Danaher Corp.	31,900	3,221,900
General Electric Co.	492,207	15,494,676
Roper Technologies, Inc.	5,600	955,136

		25,310,226

Insurance — 2.6%
Aflac, Inc.	22,200	1,601,952
Allstate Corp. (The)	20,308	1,420,545
American International Group, Inc.	59,701	3,157,586
Aon PLC	14,489	1,582,634
Arthur J Gallagher & Co.	8,500	404,600
Assurant, Inc.	3,300	284,823

Chubb Ltd.	24,723	3,231,543
Cincinnati Financial Corp.	8,307	622,111
Hartford Financial Services Group, Inc. (The)	20,153	894,390
Lincoln National Corp.	12,051	467,217
Loews Corp.	13,717	563,632
Marsh & McLennan Cos., Inc.	27,540	1,885,388
MetLife, Inc.	58,000	2,310,140
Principal Financial Group, Inc.	14,100	579,651
Progressive Corp. (The)	29,916	1,002,186
Prudential Financial, Inc.(b)	24,100	1,719,294
Torchmark Corp.	6,333	391,506
Travelers Cos., Inc. (The)	15,911	1,894,045
Unum Group	12,626	401,381
Willis Towers Watson PLC	7,400	919,894
XL Group PLC (Ireland)	14,800	492,988

		25,827,506

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	20,660	14,784,709
Expedia, Inc.	6,200	659,060
Netflix, Inc.*	22,900	2,094,892
Priceline Group, Inc. (The)*	2,720	3,395,675
TripAdvisor, Inc.*	6,300	405,090

		21,339,426

Internet Software & Services — 4.0%
Akamai Technologies, Inc.*	8,900	497,777
Alphabet, Inc. (Class A Stock)*	15,690	11,038,386
Alphabet, Inc. (Class C Stock)*	15,872	10,985,011
eBay, Inc.*	57,300	1,341,393
Facebook, Inc. (Class A Stock)*	123,600	14,125,008
VeriSign, Inc.*	5,100	440,946
Yahoo!, Inc.*	45,600	1,712,736

		40,141,257

IT Services — 3.5%
Accenture PLC (Class A Stock)	33,300	3,772,557
Alliance Data Systems Corp.*	3,290	644,577
Automatic Data Processing, Inc.	24,478	2,248,794
Cognizant Technology Solutions Corp. (Class A Stock)*	32,000	1,831,680
CSRA, Inc.	7,251	169,891
Fidelity National Information Services, Inc.	14,700	1,083,096
Fiserv, Inc.*	11,800	1,283,014
Global Payments, Inc.	7,900	563,902
International Business Machines Corp.	47,034	7,138,821
MasterCard, Inc. (Class A Stock)	51,800	4,561,508
Paychex, Inc.	17,525	1,042,737
PayPal Holdings, Inc.*	59,300	2,165,043
Teradata Corp.*	6,800	170,476
Total System Services, Inc.	9,071	481,761
Visa, Inc. (Class A Stock)	101,920	7,559,406
Western Union Co. (The)	25,752	493,923
Xerox Corp.	49,400	468,806

		35,679,992

Leisure Products — 0.1%
Hasbro, Inc.	5,954	500,076
Mattel, Inc.	17,013	532,337

		1,032,413

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	16,698	740,723
Illumina, Inc.*	7,900	1,109,002
PerkinElmer, Inc.	6,170	323,431
Thermo Fisher Scientific, Inc.	21,402	3,162,360
Waters Corp.*	4,500	632,925

		5,968,441

Machinery — 1.2%
Caterpillar, Inc.	31,356	2,377,098
Cummins, Inc.	8,916	1,002,515
Deere & Co.	15,980	1,295,019
Dover Corp.	8,462	586,586
Flowserve Corp.	6,900	311,673
Illinois Tool Works, Inc.	17,636	1,836,966
Ingersoll-Rand PLC	13,800	878,784
PACCAR, Inc.	18,664	968,102
Parker-Hannifin Corp.	7,438	803,676
Pentair PLC (United Kingdom)	9,946	579,752
Snap-on, Inc.	3,242	511,653
Stanley Black & Decker, Inc.	8,288	921,791
Xylem, Inc.(a)	9,300	415,245

		12,488,860

Media — 2.6%
CBS Corp. (Class B Stock)	22,376	1,218,149
Comcast Corp. (Class A Stock)	129,285	8,428,089
Discovery Communications, Inc. (Class A Stock)*	7,400	186,702
Discovery Communications, Inc. (Class C Stock)*	11,000	262,350
Interpublic Group of Cos., Inc. (The)	21,388	494,063
News Corp. (Class A Stock)	19,975	226,716
News Corp. (Class B Stock)(a)	2,700	31,509
Omnicom Group, Inc.	13,034	1,062,141
Scripps Networks Interactive, Inc. (Class A Stock)	5,200	323,804
TEGNA, Inc.	11,589	268,517
Time Warner, Inc.	41,874	3,079,414
Twenty-First Century Fox, Inc. (Class A Stock)	58,200	1,574,310
Twenty-First Century Fox, Inc. (Class B Stock)	22,900	624,025
Viacom, Inc. (Class B Stock)	18,276	757,906
Walt Disney Co. (The)	79,613	7,787,744

		26,325,439

Metals & Mining — 0.3%
Alcoa, Inc.	68,044	630,768
Freeport-McMoRan, Inc.	63,592	708,415
Newmont Mining Corp.	28,497	1,114,802
Nucor Corp.	16,712	825,740

		3,279,725

Multiline Retail — 0.6%
Dollar General Corp.	15,400	1,447,600
Dollar Tree, Inc.*	12,542	1,181,958
Kohl’s Corp.	9,900	375,408
Macy’s, Inc.	15,082	506,906
Nordstrom, Inc.(a)	6,400	243,520
Target Corp.	32,282	2,253,929

		6,009,321

Multi-Utilities — 1.2%
Ameren Corp.	12,469	668,089
CenterPoint Energy, Inc.	22,179	532,296

CMS Energy Corp.	14,300	655,798
Consolidated Edison, Inc.	15,751	1,267,011
Dominion Resources, Inc.	32,004	2,494,072
DTE Energy Co.	9,987	989,911
NiSource, Inc.	16,900	448,188
Public Service Enterprise Group, Inc.	26,894	1,253,529
SCANA Corp.	7,800	590,148
Sempra Energy	12,698	1,447,826
TECO Energy, Inc.	10,800	298,512
WEC Energy Group, Inc.	16,633	1,086,135

		11,731,515

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	26,836	1,429,017
Apache Corp.	20,348	1,132,773
Cabot Oil & Gas Corp.	24,800	638,352
Chesapeake Energy Corp.*	26,100	111,708
Chevron Corp.	100,192	10,503,127
Cimarex Energy Co.	5,300	632,396
Columbia Pipeline Group, Inc.	19,300	491,957
Concho Resources, Inc.*	6,900	822,963
ConocoPhillips	66,357	2,893,165
Devon Energy Corp.	27,000	978,750
EOG Resources, Inc.	29,500	2,460,890
EQT Corp.	9,600	743,328
Exxon Mobil Corp.	221,652	20,777,658
Hess Corp.	13,934	837,433
Kinder Morgan, Inc.	95,980	1,796,746
Marathon Oil Corp.	45,278	679,623
Marathon Petroleum Corp.	28,278	1,073,433
Murphy Oil Corp.	8,600	273,050
Newfield Exploration Co.*	10,700	472,726
Noble Energy, Inc.	21,900	785,553
Occidental Petroleum Corp.	40,776	3,081,035
ONEOK, Inc.(a)	11,100	526,695
Phillips 66	24,928	1,977,788
Pioneer Natural Resources Co.	8,700	1,315,527
Range Resources Corp.	8,500	366,690
Southwestern Energy Co.*(a)	22,200	279,276
Spectra Energy Corp.	35,484	1,299,779
Tesoro Corp.	6,500	486,980
Valero Energy Corp.	24,900	1,269,900
Williams Cos., Inc. (The)	35,592	769,855

		60,908,173

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,100	1,101,342

Pharmaceuticals — 5.6%
Allergan PLC*	21,195	4,897,952
Bristol-Myers Squibb Co.	89,279	6,566,470
Eli Lilly & Co.	51,697	4,071,139
Endo International PLC*	9,200	143,428
Johnson & Johnson	147,119	17,845,535
Mallinckrodt PLC*	6,300	382,914
Merck & Co., Inc.	147,433	8,493,615
Mylan NV*	22,200	959,928
Perrigo Co. PLC	8,000	725,360
Pfizer, Inc.	324,023	11,408,850
Zoetis, Inc.	24,600	1,167,516

		56,662,707

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	1,900	231,496
Equifax, Inc.	6,530	838,452
Nielsen Holdings PLC	19,000	987,430
Robert Half International, Inc.	6,900	263,304
Verisk Analytics, Inc.*	8,500	689,180

		3,009,862

Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	22,600	2,567,586
Apartment Investment & Management Co. (Class A Stock)	8,180	361,229
AvalonBay Communities, Inc.	7,311	1,318,831
Boston Properties, Inc.	8,400	1,107,960
Crown Castle International Corp.	17,700	1,795,311
Digital Realty Trust, Inc.	7,300	795,627
Equinix, Inc.	3,686	1,429,173
Equity Residential	19,600	1,350,048
Essex Property Trust, Inc.	3,700	843,933
Extra Space Storage, Inc.	6,600	610,764
Federal Realty Investment Trust	3,800	629,090
General Growth Properties, Inc.	30,300	903,546
HCP, Inc.	23,700	838,506
Host Hotels & Resorts, Inc.	39,036	632,774
Iron Mountain, Inc.	12,105	482,142
Kimco Realty Corp.	20,700	649,566
Macerich Co. (The)	6,700	572,113
Prologis, Inc.	27,637	1,355,318
Public Storage	7,900	2,019,161
Realty Income Corp.	13,600	943,296
Simon Property Group, Inc.	16,689	3,619,844
SL Green Realty Corp.	5,400	574,938
UDR, Inc.	13,700	505,804
Ventas, Inc.	17,933	1,305,881
Vornado Realty Trust	9,384	939,526
Welltower, Inc.	19,000	1,447,230
Weyerhaeuser Co.	39,639	1,180,053

		30,779,250

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	14,600	386,608

Road & Rail — 0.8%
CSX Corp.	49,818	1,299,254
JB Hunt Transport Services, Inc.	4,900	396,557
Kansas City Southern	6,000	540,540
Norfolk Southern Corp.	15,911	1,354,503
Ryder System, Inc.	2,821	172,476
Union Pacific Corp.	45,116	3,936,371

		7,699,701

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	16,500	934,560
Applied Materials, Inc.	59,688	1,430,721
Broadcom Ltd. (Singapore)	19,829	3,081,427
First Solar, Inc.*	3,800	184,224
Intel Corp.	250,288	8,209,446
KLA-Tencor Corp.	8,220	602,115

Lam Research Corp.	8,362	702,910
Linear Technology Corp.	12,700	590,931
Microchip Technology, Inc.	11,200	568,512
Micron Technology, Inc.*	51,516	708,860
NVIDIA Corp.	26,800	1,259,868
Qorvo, Inc.*	6,471	357,587
QUALCOMM, Inc.	78,400	4,199,888
Skyworks Solutions, Inc.	10,300	651,784
Texas Instruments, Inc.	53,552	3,355,033
Xilinx, Inc.	13,500	622,755

		27,460,621

Software — 4.0%
Activision Blizzard, Inc.	27,100	1,073,973
Adobe Systems, Inc.*	26,640	2,551,846
Autodesk, Inc.*	12,120	656,177
CA, Inc.	14,758	484,505
Citrix Systems, Inc.*	8,000	640,720
Electronic Arts, Inc.*	16,500	1,250,040
Intuit, Inc.	13,700	1,529,057
Microsoft Corp.	420,612	21,522,716
Oracle Corp.	166,740	6,824,668
Red Hat, Inc.*	9,700	704,220
salesforce.com, inc.*	33,600	2,668,176
Symantec Corp.	31,617	649,413

		40,555,511

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	4,050	654,601
AutoNation, Inc.*(a)	3,923	184,303
AutoZone, Inc.*	1,610	1,278,082
Bed Bath & Beyond, Inc.	9,000	388,980
Best Buy Co., Inc.	14,300	437,580
CarMax, Inc.*(a)	10,400	509,912
Foot Locker, Inc.	7,300	400,478
Gap, Inc. (The)	12,013	254,916
Home Depot, Inc. (The)	66,884	8,540,418
L. Brands, Inc.	13,522	907,732
Lowe’s Cos., Inc.	47,296	3,744,424
O’Reilly Automotive, Inc.*	5,200	1,409,720
Ross Stores, Inc.	21,400	1,213,166
Signet Jewelers Ltd.	4,200	346,122
Staples, Inc.	32,925	283,814
Tiffany & Co.	6,000	363,840
TJX Cos., Inc. (The)	35,464	2,738,885
Tractor Supply Co.	7,500	683,850
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	828,376
Urban Outfitters, Inc.*	4,500	123,750

		25,292,949

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	292,638	27,976,193
EMC Corp.	103,104	2,801,336
Hewlett Packard Enterprise Co.	90,402	1,651,645
HP, Inc.	89,902	1,128,270
NetApp, Inc.	13,500	331,965
Seagate Technology PLC(a)	15,000	365,400
Western Digital Corp.	15,025	710,081

		34,964,890

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	14,300	582,582
Hanesbrands, Inc.	20,400	512,652
Michael Kors Holdings Ltd.*	9,800	484,904
NIKE, Inc. (Class B Stock)	70,504	3,891,821
PVH Corp.	4,600	433,458
Ralph Lauren Corp.	3,300	295,746
Under Armour, Inc. (Class A Stock)*(a)	9,600	385,248
Under Armour, Inc. (Class C Stock)*(a)	9,667	351,879
VF Corp.	17,936	1,102,884

		8,041,174

Tobacco — 1.8%
Altria Group, Inc.	104,079	7,177,288
Philip Morris International, Inc.	82,779	8,420,280
Reynolds American, Inc.	43,532	2,347,680

		17,945,248

Trading Companies & Distributors — 0.2%
Fastenal Co.	15,700	696,923
United Rentals, Inc.*	4,500	301,950
W.W. Grainger, Inc.(a)	3,154	716,747

		1,715,620

Water Utilities — 0.1%
American Water Works Co., Inc.	9,400	794,394

TOTAL COMMON STOCKS (cost $351,967,179)		971,436,017

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P 500 ETF (cost $3,285,877)	16,000	3,371,200

TOTAL LONG-TERM INVESTMENTS (cost $355,253,056)		974,807,217

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUND — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $36,607,930; includes $7,595,551 of cash collateral for securities on loan)(c)(d)	36,607,930	36,607,930

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.267%, 09/15/16 (cost $2,198,783)(e)(f)	2,200	2,199,054

TOTAL SHORT-TERM INVESTMENTS (cost $38,806,713)		38,806,984

TOTAL INVESTMENTS — 100.6% (cost $394,059,769)(g)		1,013,614,201
Liabilities in excess of other assets(h) — (0.6)%		(6,246,016)

NET ASSETS — 100.0%		$1,007,368,185

The following abbreviations are used in quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,530,463; cash collateral of $7,595,551 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$402,558,792

Appreciation	623,470,449
Depreciation	(12,415,040)

Net Unrealized Appreciation	$611,055,409

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
95	S&P 500 E-Mini	Sep. 2016	$9,876,385	$9,928,450	$52,065
42	S&P 500 Index	Sep. 2016	21,817,155	21,947,100	129,945

					$182,010

A U.S. Treasury Obligation with a market value of $2,199,054 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2016.

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,698,054	$—	$—
Air Freight & Logistics	7,093,821	—	—
Airlines	4,835,356	—	—
Auto Components	3,118,896	—	—
Automobiles	5,152,299	—	—

Banks	50,496,523	—	—
Beverages	22,858,181	—	—
Biotechnology	28,430,805	—	—
Building Products	1,272,714	—	—
Capital Markets	17,056,206	—	—
Chemicals	19,611,398	—	—
Commercial Services & Supplies	4,183,903	—	—
Communications Equipment	9,598,002	—	—
Construction & Engineering	857,742	—	—
Construction Materials	1,550,628	—	—
Consumer Finance	6,913,045	—	—
Containers & Packaging	2,943,100	—	—
Distributors	1,286,629	—	—
Diversified Consumer Services	232,760	—	—
Diversified Financial Services	20,932,467	—	—
Diversified Telecommunication Services	28,287,798	—	—
Electric Utilities	21,293,866	—	—
Electrical Equipment	5,253,828	—	—
Electronic Equipment, Instruments & Components	3,391,587	—	—
Energy Equipment & Services	10,580,644	—	—
Food & Staples Retailing	23,024,826	—	—
Food Products	18,195,779	—	—
Gas Utilities	450,575	—	—
Health Care Equipment & Supplies	23,994,280	—	—
Health Care Providers & Services	27,277,148	—	—
Health Care Technology	925,880	—	—
Hotels, Restaurants & Leisure	16,899,513	—	—
Household Durables	4,742,287	—	—
Household Products	19,887,150	—	—
Independent Power & Renewable Electricity Producers	656,156	—	—
Industrial Conglomerates	25,310,226	—	—
Insurance	25,827,506	—	—
Internet & Catalog Retail	21,339,426	—	—
Internet Software & Services	40,141,257	—	—
IT Services	35,679,992	—	—
Leisure Products	1,032,413	—	—
Life Sciences Tools & Services	5,968,441	—	—
Machinery	12,488,860	—	—
Media	26,325,439	—	—
Metals & Mining	3,279,725	—	—
Multiline Retail	6,009,321	—	—
Multi-Utilities	11,731,515	—	—
Oil, Gas & Consumable Fuels	60,908,173	—	—
Personal Products	1,101,342	—	—
Pharmaceuticals	56,662,707	—	—
Professional Services	3,009,862	—	—
Real Estate Investment Trusts (REITs)	30,779,250	—	—
Real Estate Management & Development	386,608	—	—
Road & Rail	7,699,701	—	—
Semiconductors & Semiconductor Equipment	27,460,621	—	—
Software	40,555,511	—	—
Specialty Retail	25,292,949	—	—
Technology Hardware, Storage & Peripherals	34,964,890	—	—
Textiles, Apparel & Luxury Goods	8,041,174	—	—
Tobacco	17,945,248	—	—
Trading Companies & Distributors	1,715,620	—	—
Water Utilities	794,394	—	—
Exchange Traded Fund	3,371,200	—	—
Affiliated Mutual Fund	36,607,930	—	—
U.S. Treasury Obligation	—	2,199,054	—
Other Financial Instruments*
Futures Contracts	182,010	—	—

Total	$1,011,597,157	$2,199,054	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 17, 2016

*	Print the name and title of each signing officer under his or her signature.